Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before provision for income taxes for the years ended December 31, 2013, 2012 and 2011 consisted of:

(in thousands)	2013	2012	2011
Pretax income in The Netherlands	$24,135	$27,222	$30,232
Pretax income from foreign operations	13,203	117,931	65,980
	$37,338	$145,153	$96,212

Provision for Income Taxes
The provisions for income taxes for the years ended December 31, 2013, 2012 and 2011 are as follows:

(in thousands)	2013	2012	2011
Current—The Netherlands	$2,874	$3,271	$6,752
—Foreign	33,452	35,112	26,372
	36,326	38,383	33,124
Deferred—The Netherlands	—	—	—
—Foreign	(68,086)	(22,767)	(31,861)
	(68,086)	(22,767)	(31,861)
Total provision for income taxes	$(31,760)	$15,616	$1,263

Schedule of Statutory Rate and Effective Tax Rate
The principal items comprising the differences between income taxes computed at the Netherlands statutory rate and the effective tax rate for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013		2012		2011
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$9,334	25.0%	$36,288	25.0%	$24,053	25.0%
Earnings of subsidiaries taxed at different rates	(5,732)	(15.4)	5,180	3.6	3,204	3.3
Tax impact from permanent items	6,219	16.7	4,854	3.4	5,989	6.2
Tax impact from tax exempt income	(38,371)	(102.8)	(36,969)	(25.5)	(23,382)	(24.3)
Tax contingencies, net	1,986	5.3	2,729	1.9	(1,675)	(1.7)
Taxes due to changes in tax rates	(1,640)	(4.4)	(1,086)	(0.8)	(3,521)	(3.7)
Taxes due to changes in tax laws	—	—	2,697	1.9	—	—
Research and development	(2,211)	(5.9)	(1,181)	(0.8)	(714)	(0.7)
Restructuring	(872)	(2.3)	—	—	—	—
Prior year taxes	(888)	(2.4)	2,805	1.9	(2,632)	(2.7)
Other items, net	415	1.1	299	0.2	(59)	(0.1)
Total provision for income taxes	$(31,760)	(85.1)%	$15,616	10.8%	$1,263	1.3%

Changes in Gross Amounts of Unrecognized Tax Benefits
Changes in the gross amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
Balance at December 31, 2011	$6,935
Additions based on tax positions related to the current year	819
Additions for tax positions of prior years	3,608
Reductions due to lapse of statute of limitations	(691)
Increase from currency translation	104
Balance at December 31, 2012	$10,775
Additions based on tax positions related to the current year	2,024
Additions for tax positions of prior years	1,244
Settlements with taxing authorities	(1,891)
Reductions due to lapse of statute of limitations	(296)
Decrease from currency translation	(271)
Balance at December 31, 2013	$11,585

Components of Net Deferred Tax Liabilities
The components of the net deferred tax liability at December 31, 2013 and December 31, 2012 are as follows:

	2013		2012
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carry forwards	$43,108	$—	$17,664	$—
Accrued and other liabilities	21,520	—	21,412	(552)
Inventories	5,117	(1,304)	2,991	(1,410)
Allowance for bad debts	2,351	(1,016)	687	(600)
Currency revaluation	399	(57)	266	(746)
Depreciation and amortization	2,132	(7,260)	606	(10,027)
Capital lease	1,925	—	2,149	—
Tax credits	1,774	—	611	—
Unremitted profits and earnings	—	(1,150)	—	(1,215)
Intangibles	4,698	(211,435)	5,270	(220,880)
Equity awards	11,812	—	10,082	—
Interest	25,801	—	9,471	—
Other	2,687	(2,063)	989	(1,314)
Valuation allowance	(621)	—	(442)	—
	$122,703	$(224,285)	$71,756	$(236,744)
Net deferred tax liabilities		$(101,582)		$(164,988)